iShares
®
U.S. Basic Materials ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .9%
Hexcel Corp. ............................ 71,081 $ 4,634,481
a
Chemicals  —  59 .4%
Air Products and Chemicals, Inc. .............. 139,370 46,725,186
Albemarle Corp. ......................... 102,480 8,627,791
Ashland, Inc. ............................ 42,525 2,699,912
Celanese Corp. .......................... 95,299 6,770,041
CF Industries Holdings, Inc. .................. 151,603 13,979,313
Chemours Co. (The) ....................... 130,225 2,472,973
Eastman Chemical Co. ..................... 102,160 10,180,244
Ecolab, Inc. ............................ 158,386 39,626,593
Element Solutions, Inc. ..................... 195,491 5,045,623
FMC Corp. ............................. 108,771 6,067,246
Huntsman Corp. ......................... 142,788 2,403,122
International Flavors & Fragrances, Inc. .......... 187,706 16,347,316
Linde PLC ............................. 275,666 122,980,116
LyondellBasell Industries N.V. , Class A .......... 205,524 15,558,167
Mosaic Co. (The) ......................... 279,472 7,794,474
NewMarket Corp. ......................... 5,875 2,925,867
Olin Corp. .............................. 102,446 3,000,643
Scotts Miracle-Gro Co. (The) , Class A ........... 37,098 2,632,474
Westlake Corp. .......................... 29,288 3,346,740
319,183,841
a
Containers & Packaging  —  6 .8%
Avery Dennison Corp. ...................... 69,992 12,999,614
International Paper Co. ..................... 426,915 23,749,282
36,748,896
a
Machinery  —  2 .5%
RBC Bearings, Inc.
(a)
...................... 24,827 8,658,416
Timken Co. (The) ......................... 56,444 4,530,760
13,189,176
a
Metals & Mining  —  26 .2%
Alcoa Corp. ............................. 215,524 7,612,308
Cleveland-Cliffs, Inc.
(a) (b)
.................... 420,921 4,310,231
Security Shares Value
a
Metals & Mining (continued)
Freeport-McMoRan, Inc. .................... 907,631 $ 32,538,571
MP Materials Corp. , Class A
(a) (b)
............... 114,406 2,512,356
Newmont Corp. .......................... 574,452 24,540,589
Nucor Corp. ............................ 141,781 18,208,934
Reliance, Inc. ........................... 47,013 13,610,264
Royal Gold, Inc. .......................... 57,366 8,020,914
Southern Copper Corp. ..................... 76,179 6,979,520
Steel Dynamics, Inc. ....................... 116,489 14,933,890
United States Steel Corp. ................... 194,631 7,172,152
140,439,729
a
Trading Companies & Distributors  —  4 .0%
Fastenal Co. ............................ 295,640 21,652,674
a
Total Long-Term Investments — 99.8%
(Cost: $ 595,222,572 ) ................................ 535,848,797
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(c) (d) (e)
...................... 2,243,407 2,244,528
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(c) (d)
............................ 584,402 584,402
a
Total Short-Term Securities — 0.5%
(Cost: $ 2,828,615 ) .................................. 2,828,930
Total Investments — 100.3%
(Cost: $ 598,051,187 ) ................................ 538,677,727
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (1,601,026)
Net Assets — 100.0% ................................. $ 537,076,701
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 2,667,194  $ —  $ (423,042)
(a)
$ 1,367  $ (991) $ 2,244,528  2,243,407  $ 9,133
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 972,241  —  (387,839)
(a)
—  —  584,402  584,402  36,346  —
$ 1,367  $ (991)
$ 2,828,930
$ 45,479  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Basic Materials ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Materials Select Sector Index ......................................................... 10 03/21/25 $ 946 $ 21,346
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 535,848,797  $ —  $ —  $ 535,848,797
Short-Term Securities
Money Market Funds ...................................... 2,828,930  —  —  2,828,930
$ 538,677,727  $ —  $ —  $ 538,677,727
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 21,346  $ —  $ —  $ 21,346
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.